Offerings - Offering: 1	May 11, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share to be issued under the Telos Corporation Amended and Restated 2016 Omnibus Long-Term Incentive Plan
Amount Registered | shares	5,380,000
Proposed Maximum Offering Price per Unit | $ / shares	4.37
Maximum Aggregate Offering Price	$ 23,510,600
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,246.81
Offering Note

[1]
Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional securities that may be offered or issued to prevent dilution resulting from any stock split, stock dividend or other similar transaction.

[2]
This calculation is made solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(c) and (h) under the Securities Act, based on the average of the bid and asked prices of the Registrant’s common stock on May 7, 2026 as reported on the NASDAQ marketplace.

[3]
Represents additional shares of the Registrant’s common stock reserved for issuance under the Amended and Restated 2016 Omnibus Long-Term Incentive Plan, as authorized by the Registrant’s shareholders at a meeting held on May 7, 2026.